Condensed Financial Information (Parent Company Only) (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total assets	$ 1,248,930,129	$ 1,099,344,934
Junior subordinated debentures	12,887,000	12,887,000
Total liabilities	1,150,881,924	1,010,316,120
Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding at December 31, 2024 and 2023 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,809,035 and 5,724,151 shares issued at December 31, 2024 and 2023, respectively (including 21,187 and 20,774 shares issued February 1, 2025 and 2024, respectively	14,522,588	14,310,378
Additional paid-in capital	38,801,755	37,574,578
Retained earnings	61,623,460	54,198,230
Accumulated other comprehensive loss	(15,776,821)	(15,931,595)
Total shareholders' equity	98,048,205	89,028,814	$ 75,176,363
Total liabilities and shareholders' equity	1,248,930,129	1,099,344,934
Parent Company [Member]
Cash	1,068,972	1,081,158	$ 1,372,381
Investment in subsidiary - Community National Bank	110,120,329	101,032,517
Investment in Capital Trust	387,000	387,000
Income taxes receivable	330,575	323,825
Total assets	111,906,876	102,824,500
Junior subordinated debentures	12,887,000	12,887,000
Dividends payable	971,671	908,686
Total liabilities	13,858,671	13,795,686
Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding at December 31, 2024 and 2023 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,809,035 and 5,724,151 shares issued at December 31, 2024 and 2023, respectively (including 21,187 and 20,774 shares issued February 1, 2025 and 2024, respectively	14,522,588	14,310,378
Additional paid-in capital	38,801,755	37,574,578
Retained earnings	61,623,460	54,198,230
Accumulated other comprehensive loss	(15,776,821)	(15,931,595)
Less: treasury stock, at cost; 210,101 shares at December 31, 2024 and 2023	(2,622,777)	(2,622,777)
Total shareholders' equity	98,048,205	89,028,814
Total liabilities and shareholders' equity	$ 111,906,876	$ 102,824,500